CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Net Cash Provided By Used In Operating Activities [Abstract]
Net loss	$ 5,703,000	$ 18,586,000		$ 93,347,000	$ 25,905,000
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities [Abstract]
Change in fair value of warrant liabilities	(3,484,000)	2,074,000		7,646,000	1,466,000
Increase Decrease In Operating Capital [Abstract]
Net cash used in operating activities	(35,183,000)	(8,294,000)		(55,291,000)	(21,991,000)
Net Cash Provided By Used In Investing Activities [Abstract]
Net cash (used in) provided by investing activities	(1,963,000)	17,646,000		4,083,000	(56,205,000)
Net Cash Provided By Used In Financing Activities [Abstract]
Repayment of promissory note - related party	(27,284,000)
Payment of offering costs				0	(329,000)
Net cash provided by financing activities	42,780,000	3,334,000		32,533,000	88,923,000
Net increase in cash	5,588,000	11,713,000		(19,747,000)	12,370,000
Cash and cash equivalents at beginning of year	28,397,000	48,144,000		48,144,000	35,774,000
Cash and cash equivalents at end of period	33,985,000	59,857,000	$ 48,144,000	28,397,000	48,144,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Net Cash Provided By Used In Operating Activities [Abstract]
Net loss			(15,294,860)	(12,898,082)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities [Abstract]
Interest earned on marketable securities held in Trust Account			(201,441)	(167,045)
Unrealized gain on marketable securities held in Trust Account			(8,012)	(6,715)
Transaction costs associated with the Initial Public Offering			671,901
Change in fair value of warrant liabilities			12,406,208	(7,602,367)
Increase Decrease In Operating Capital [Abstract]
Prepaid expenses			(65,973)	52,470
Accounts payable and accrued expenses			1,630,832	20,175,095
Net cash used in operating activities			(861,345)	(446,644)
Net Cash Provided By Used In Investing Activities [Abstract]
Cash withdrawn from Trust Account to pay for franchise taxes				176,006
Investment of cash into Trust Account			(276,000,000)
Net cash (used in) provided by investing activities			(276,000,000)	176,006
Net Cash Provided By Used In Financing Activities [Abstract]
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			270,480,000
Proceeds from sale of Private Placement Warrants			7,520,000
Proceeds from promissory note - related party			150,000
Repayment of promissory note - related party			(150,000)
Payment of offering costs			(671,828)
Net cash provided by financing activities			277,353,172
Net increase in cash			491,827	(270,638)
Cash and cash equivalents at beginning of year	$ 28,397,000	$ 48,144,000		48,144,000
Cash and cash equivalents at end of period			48,144,000	28,397,000	$ 48,144,000
Non-Cash investing and financing activities:
Remeasurement of Class A common stock to redemption amount			26,667,374	$ 33,447
Deferred underwriting fee payable			9,660,000
Initial classification of warrant liability			$ 17,695,600